SHARE-BASED COMPENSATION AWARDS MEASURED AT GRANT DATE FAIR VALUE (Details) - $ / shares	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Share-Based Payment Arrangement [Abstract]
Exercise price	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Expected term (years)	1 year	1 year	1 year	1 year
Expected stock price volatility	56.90%	158.20%	158.20%	114.10%
Risk-free rate of interest	4.35%	4.35%	4.35%	4.35%
Expected dividend rate	0.00%	0.00%	0.00%	0.00%